Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases	As of December 31, 2021, future minimum payments under non-cancellable operating leases were as follows:

	RMB	US$
2022	9,333	1,465
2023	6,577	1,032
2024	5,381	844
Total	21,291	3,341